UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2009                                                        (Unaudited)

                                                                         Value
                                                              Shares     (000)
                                                            ---------   --------
COMMON STOCK (90.3%)
AUTOMOTIVE (11.9%)
   Drew Industries* .....................................     350,000   $  6,716
   Federal Mogul* .......................................     463,000      6,542
   Monaco Coach .........................................   1,000,000          4
   Spartan Motors .......................................     825,000      5,775
                                                                        --------
                                                                          19,037
                                                                        --------
BASIC INDUSTRY (0.4%)
   Mueller Industries ...................................      30,000        713
                                                                        --------
ENERGY (26.0%)
   BJ Services ..........................................     265,000      3,757
   CE Franklin Ltd.* ....................................     800,000      4,184
   Core Laboratories ....................................      78,000      6,705
   Encore Acquisition* ..................................     240,000      8,544
   Hercules Offshore* ...................................     350,000      1,659
   Petroplus Holdings* (1) ..............................     146,000      2,319
   Range Resources ......................................     190,000      8,818
   Weatherford International Ltd.* ......................     300,000      5,628
                                                                        --------
                                                                          41,614
                                                                        --------
FINANCIAL SERVICES (3.5%)
   American Safety Insurance Holdings Ltd.* .............     135,000      2,218
   Old Republic International ...........................     335,000      3,464
                                                                        --------
                                                                           5,682
                                                                        --------
FOOD (1.7%)
   Agrium ...............................................      58,000      2,679
                                                                        --------
GARDEN PRODUCTS (4.0%)
   Toro .................................................     185,000      6,412
                                                                        --------
INDUSTRIAL/MANUFACTURING (5.4%)
   Actuant, Cl A ........................................      67,400        865
   Allegheny Technologies ...............................     140,000      3,791
   FMC ..................................................      40,000      1,946
   Mettler-Toledo International* ........................      24,000      2,018
                                                                        --------
                                                                           8,620
                                                                        --------
MISCELLANEOUS CONSUMER (11.7%)
   Blyth ................................................      27,500      1,167
   Dorel Industries, Cl B ...............................     128,000      2,816
   Ethan Allen Interiors ................................      86,000      1,095
   Furniture Brands International .......................     115,000        461
   Jarden* ..............................................     330,000      8,134

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2009                                                        (Unaudited)

                                                             Shares/
                                                              Face
                                                             Amount       Value
                                                              (000)       (000)
                                                            ---------   --------
MISCELLANEOUS CONSUMER (CONTINUED)
   Prestige Brands Holdings* ............................     775,000   $  5,061
                                                                        --------
                                                                          18,734
                                                                        --------
PRINTING & PUBLISHING (4.8%)
   Cenveo* ..............................................     730,000      3,526
   RR Donnelley & Sons ..................................     300,000      4,170
                                                                        --------
                                                                           7,696
                                                                        --------
REAL ESTATE INVESTMENT TRUST (2.6%)
   Mack-Cali Realty .....................................     150,000      4,186
                                                                        --------
SERVICES (11.0%)
   American Reprographics* ..............................     270,000      2,335
   ATC Technology* ......................................     300,000      6,276
   Moody's ..............................................     115,000      2,730
   United Stationers* ...................................     135,000      6,267
                                                                        --------
                                                                          17,608
                                                                        --------
TECHNOLOGY (4.5%)
   Polycom* .............................................     305,500      7,256
                                                                        --------
TELECOMMUNICATIONS (2.2%)
   Frontier Communications ..............................     500,000      3,500
                                                                        --------
TRANSPORTATION EQUIPMENT (0.6%)
   Commercial Vehicle Group* ............................     470,000        945
                                                                        --------
TOTAL COMMON STOCK
   (Cost $167,107) ......................................                144,682
                                                                        --------
U.S. TREASURY OBLIGATION (9.1%)
   United States Treasury Bill
      0.144%, 08/06/09 (2) ..............................   $  14,500     14,500
                                                                        --------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $14,499) .......................................                 14,500
                                                                        --------
CORPORATE OBLIGATION (0.2%)
   Mueller Industries
      6.000%, 11/01/14 ..................................         425        377
                                                                        --------
TOTAL CORPORATE OBLIGATION
   (Cost $425) ..........................................                    377
                                                                        --------

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2009                                                        (Unaudited)

                                                                          Value
                                                              Shares      (000)
                                                            ---------   --------
CASH EQUIVALENT (0.1%)
   Dreyfus Treasury Prime Cash Management
      Fund, 0.010% (3) ..................................     188,021   $    188
                                                                        --------
TOTAL CASH EQUIVALENT
   (Cost $188) ..........................................                    188
                                                                        --------
TOTAL INVESTMENTS - (99.7%)
   (Cost $182,219)+ .....................................               $159,747
                                                                        ========

Percentages are based on Net Assets of $160,272,451.

*    Non-income producing security.

(1) Security is traded on a foreign stock exchange. The total value of all such securities at July 31, 2009 was $2,319,144 and represented 1.4% of Net Assets.

(2)  The rate shown is the effective at time of purchase.

(3)  The rate shown is the 7-day effective yield as of July 31, 2009.

Cl   - Class
Ltd. - Limited

+    At July 31, 2009, the tax basis cost of the Fund's investments was $182,219
     (000), and the unrealized appreciation and depreciation were $30,948 (000) and $(53,420) (000), respectively.

The following is a summary of the investment classifications used as of July 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):

                                   Level 1   Level 2   Level 3     Total
                                  --------   -------   -------   --------
Investments in Securities
Common Stock                      $144,682     $ --      $--     $144,682
   U.S. Treasury Obligation         14,500       --       --       14,500
   Corporate Obligation                 --      377       --          377
   Cash Equivalent                     188       --       --          188
                                  --------     ----      ---     --------
Total Investments in Securities   $159,370     $377      $--     $159,747
                                  ========     ====      ===     ========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

FMC-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009